Interest Expense - Schedule of Interest Expense (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Interest Expense [Abstract]
Interest expense on loan payables to related companies	RM 59,122	$ 13,232	RM 138,604
Interest on lease liabilities (Note 12)	62,689	14,031	100,524
Interest expense, total	RM 121,811	$ 27,263	RM 239,128